Accounts receivable and other receivables	12 Months Ended
Mar. 25, 2023
Receivables [Abstract]
Accounts receivable and other receivables
3.	Accounts receivable and other receivables:
Accounts receivable, net of allowance for credit losses, at March 25, 2023 and March 26, 2022 consist of the following:

	As of
	March 25, 2023	March 26, 2022
	(In thousands)
Customer trade receivables	$6,237	$2,710
Other receivables	5,140	5,327
	$11,377	$8,037
Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 28, 2020	$965
Provision for credit losses	546
Net write offs	(262)

Balance March 27, 2021	1,249
Provision for credit losses	303
Net write offs	(343)

Balance March 26, 2022	$1,209
Provision for credit losses	538
Net write offs	(493)

Balance March 25, 2023	$1,254
Other receivables mainly relate to receivables from wholesale revenue, tenant allowances receivable from certain landlords, and a receivable from a joint venture (see Note 14).
Certain sales plans relating to customers’ use of Birks credit cards provide for revolving lines of credit and /or installment plans under which the payment terms exceed one year. The receivables repayable within a timeframe exceeding one year included under such plans, amounted to approximately $2.0 million and $5.6 million at March 25, 2023 and March 26, 2022, respectively, which are not included in customer trade receivables outlined above, and are included in long-term receivables on the Company’s balance sheet.
The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables as at March 25, 2023:

	Current	1 -30 days past due	31 -60 days past due	61 -90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$7,400	$545	$129	$161	$957	$9,192
Other receivables	4,630	106	228	55	420	5,439

	$12,030	$651	$357	$216	$1,377	$14,631

The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables as at March 26, 2022:

	Current	1 -30 days past due	31 -60 days past due	61 -90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$8,332	$211	$6	$46	$1,003	$9,598
Other receivables	3,973	—	119	34	1,121	5,247

	$12,305	$211	$125	$80	$2,124	$14,845